EXHIBIT 99.1

1166 Avenue of the Americas 15th Floor New York, NY 10036 Tel: +1 212 247 1010 www.fticonsulting.com

May 21, 2025

Chester R. Dawes

COO & CFO

Palistar Capital LP

600 5th Ave, 27th Floor

New York, NY 10020

and

Morgan Stanley & Co. LLC (the “Company’s Agent”)

as representative of the Several Initial Purchasers

1585 Broadway, 24th Floor

New York, NY 10019

Independent Advisor’s Report

on Applying Agreed-Upon Procedures

We have performed the procedures enumerated below, which were agreed to by the addressees (the “Specified Users”), with respect to a portfolio of cellular assets in conjunction with the proposed offering of Wireless PropCo Funding, LLC Secured Cellular Site Revenue Notes, Series 2025-1 (the “Transaction”).

Palistar Capital LP (together with any subsidiaries or affiliates, “Palistar” or the “Company”) is responsible for the completeness and accuracy of the information provided to us upon which we relied in forming our findings. The sufficiency of these procedures is solely the responsibility of the Specified Users. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the term “compared” means compared to, verified mathematical accuracy, if applicable, and found to be in agreement with, unless otherwise noted.

I. Comparisons and Recomputations of Certain Cellular Sites Attributes

1.	On April 28, 2025, The Company’s Agent on the Company’s behalf, provided a computer-generated data file of Wireless PropCo Cellular Sites (the “Wireless PropCo Assets”) and CTI Towers and Wireless TowerCo Cellular Sites (the “Tower Assets”). On May 16, 2025, we were provided by the Company’s Agent on the Company’s behalf with an updated Data Tape (the “Final Data Tape”) that reflected certain modifications made to the Data Tape with respect to 578 Wireless PropCo Assets and 399 Tower Assets.

2.	We non-statistically selected 25 Wireless PropCo Assets, 50 Tower Assets and one associated lease from the selected Wireless PropCo Assets and Tower Assets (the “Sample Selections”) from the Data Tape that were active as of the Cut-Off Date.

3.	For each of the Sample Selections, we compared the attributes listed in Exhibit I as per the Data Tape and the Final Data Tape to corresponding documents as identified in Exhibit I, all of which were provided by the Company. The results of our analysis have been summarized in Exhibit II.

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May 21, 2025

We make no representations as to (i) the accuracy of the information set forth in the Data Tape or the Final Data Tape, (ii) the actual characteristics or existence of the underlying documents or data comprising the cellular assets underlying the Data Tape or the Final Data Tape (other than with respect to the procedures described herein relating to the Sample Selections) or the conformity of their respective attributes with those assumed for purposes of the procedures described herein, (iii) the existence or ownership of the cellular assets and related documentation, (iv) whether the cellular assets and related documentation or any other documents provided to us by the Company or the Company’s Agent on the Company’s behalf are comprehensive and valid instruments, or (v) the accuracy, completeness and reasonableness of any of the assumptions or methodology set forth in this report. Also, such procedures performed would not necessarily reveal any material misstatement of the information referred to above. This report relates only to the items specified above and does not extend to Wireless PropCo Funding, LLC’s financial statements for any date or period.

We were not engaged to and did not perform an examination, the objective of which would be the expression of an opinion on the information referred to above. Accordingly, we do not express such an opinion. Had we performed additional procedures; other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Users and is not intended to be and should not be used by anyone other than the Specified Users without our prior consent. It is not to be circulated, quoted, or otherwise referred to, without our prior consent, for any other purpose, nor is it to be included or referred to in whole or in part in any other document.

Yours truly,

May 21, 2025

Exhibit I

Agreed Upon Procedures

At the request of the Company’s Agent, using non-statistical sampling techniques, we selected 25 Wireless PropCo Assets, 50 Tower Assets and one associated lease from the selected Wireless PropCo Assets and Tower Assets included in the March 31, 2025 Data Tape. Regarding the Sample Selection, we performed the following procedures with respect to the below noted Data Tape Fields:

Site Agreement Characteristics

Step #	Data Tape Field	Source Document / Procedure
1	Site ID	Agree to screenshot from Company’s internal records/systems.
2	State	Agree to provided Easement and Assignment Agreements, Land Leases, and/or related documentation.
3	Asset Class	Agree to screenshot from Company’s internal records/systems. If Site Type is “Guyed”, “Monopole”, “SST” or “Stealth” and Property Interest Type (#4) is “Lease”, agree to “Tower”. If Site Type is “Monopole” and Property Interest Type (#4) is “Easement”, agree to “Tower Land”.
4	Property Interest Types	Agree to provided Easement and Assignment Agreement, Bill of Sale, Land Lease, and/or related documentation.
5	Property Interest Term	Agree to provided Easement and Assignment Agreements, Land Leases and/or related documentation.
6	Property Interest Expiry	Agree to provided Easement and Assignment Agreements and/or related documentation; agree to “N/A” for Site ID’s with a perpetual term. Agree Property Interest Expiry within +/- 1 day.
7	Remaining Term	Calculated based on #6 and the Cut-Off Date on a 30/360 days basis; agree to 99 years for Site ID’s with a perpetual term. For instances where the Property Interest Expiry is prior to the Cut-Off Date, agree to 0.
8	Rent	Agree to Company’s internal records/systems. As a back-up source, agree to Access documentation or for recently acquired sites, agree to closing documentation. Agree amount to within a 0.1% variance.
9	OpEx	Agree to Company’s internal records/systems and documents with 3rd parties, related to: ground expenses, electricity, monitoring, property taxes, maintenance, tower removal bond, and insurance. For Site IDs with tax bills, represents the portion of the tax related to December 2024. For locations without recorded property tax payments on record, agree the Property Tax portion of OpEx to management provided estimates. Agree amount to within a 0.1% variance.
10	Tower Cash Flow	Calculated based on #8 minus #8 multiplied by a management fee of 4.5% minus #9. Agree amount to within a 0.1% variance.
11	Fully Executed SNDA	Only applicable to mortgaged sites from the Wireless PropCo Asset Portfolio. If the Company provided internal records/systems screenshot indicates that the site has a mortgage and an SNDA is available, agree to “Yes”. If the internal records/systems screenshot indicates that the site has a mortgage, but no SNDA is available, agree to “No”. If the internal records/systems screenshot indicates that the site does not have a mortgage, agree to “N/A”. If the internal records/systems screenshot indicates that the site has a mortgage, but that mortgage has subsequently been discharged, confirm discharge against mortgage discharge support and agree to “N/A”.

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Ground, Rooftop and Tower Lease Agreement Characteristics

Step #	Data Tape Field	Source Document / Procedure
1	Lease ID	Agree to Company’s internal records/systems.
2	Payor	Agree to provided lease agreement; alternatively, agree to customer name in provided rent support documentation from the Company’s internals records/systems.
3	Original Lease Execution Date	Agree to provided lease agreement and/or related documentation.
4	Current Lease Term End Date	Agree to provided lease agreement and/or related documentation; alternatively, agree to provided email confirmation from Verizon, T-Mobile, AT&T, etc. Agree Current Lease Term End Date within +/- 1 day.
5	Lease Renewal Term	Agree to provided lease agreement and/or related documentation.
6	Final Lease End Date with all Renewals	Agree to provided lease agreement and/or related documentation; alternatively, agree to provided email confirmation from Verizon, T-Mobile, AT&T, etc. Agree Final Lease End Date with all Renewals within +/- 1 day.
7	Current Remaining Term	Calculated based on #4 and the Cut-Off Date on a 30/360 days basis. For instances where the Current Lease Term End Date is prior to the Cut-Off Date, agree to 0.
8	Final Remaining Term with all Renewals	Calculated based on #6 and the Cut-Off Date on a 30/360 days basis. For instances where the Final Lease End Date with all Renewals is prior to the Cut-Off Date, agree to 0.
9	Escalator w/CPI	Agree to provided lease agreement and/or related documentation. If Escalator is CPI, agree to 2.57%.
10	Annualized Run Rate Revenue	Calculated using rent support from the Company’s internal records/systems multiplied by 12. As a back-up source, agree to Access documentation or for recently acquired sites, agree to closing documentation. Agree amount to within a 0.1% variance.

May 21, 2025

Exhibit II

Data Tape Testing Summary of Results

Using non-statistical sampling techniques, we selected 25 Wireless PropCo Assets, 50 Tower Assets and one associated lease from the selected Wireless PropCo Assets and Tower Assets from the Data Tape for the purpose of testing specific attributes as detailed in Exhibit I included herein.

Site Agreement Characteristics

1.	Site ID (75 Selections Tested)

FTI identified no errors during our testing of Site ID.

Notes and Considerations: FTI agreed Site ID to the Company’s internal records/systems.

2.	State (75 Selections Tested)

FTI identified no errors during our testing of State.

Notes and Considerations: FTI agreed State to the respective easement and assignment agreement, land lease and/or related documentation.

3.	Asset Class (75 Selections Tested)

FTI identified no errors during our testing of Asset Class.

Notes and Considerations: FTI agreed Asset Class to the Company’s internal records/systems. If the Sample Selection had a site type of “Guyed”, “Monopole”, “SST” or “Stealth” and Property Interest Types (Step #4) was “Lease”, FTI agreed Asset Class to “Tower”. If the Sample Selection had a site type of “Monopole” and Property Interest Types (Step #4) was “Easement”, FTI agreed Asset Class to “Tower Land”.

4.	Property Interest Types (75 Selections Tested)

FTI identified no errors during our testing of Property Interest Types.

Notes and Considerations: FTI agreed Property Interest Types to the respective easement and assignment agreement, land lease, bill of sale and/or related documentation.

5.	Property Interest Term (75 Selections Tested)

FTI identified five discrepancies during our testing of Property Interest Term.

#	Site ID	Property Interest Term per Data Tape	Property Interest Term per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	53011	44.997	45.000	No
2	54009	54.981	54.997	Yes
3	70086	58.756	55.000	Yes

May 21, 2025

#	Site ID	Property Interest Term per Data Tape	Property Interest Term per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
4	82106	25.000	29.744	Yes
5	WN-IA0007	29.917	30.031	Yes

Notes and Considerations: FTI agreed Property Interest Term to the respective easement and assignment agreement, land lease and/or related documentation. FTI noted the discrepancies above were due to the differences in Property Interest Expiry (Step #6). As a result, for discrepancy #1 above, an exception was noted for testing purposes. As discrepancies #2-5 above were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

6.	Property Interest Expiry (75 Selections Tested)

FTI identified five discrepancies during our testing of Property Interest Expiry.

#	Site ID	Property Interest Expiry per Data Tape	Property Interest Expiry per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	53011	4/30/2053	N/A	No
2	54009	8/11/2070	8/17/2070	Yes
3	82106	4/3/2040	12/31/2044	Yes
4	22-NJ0016	10/8/2121	8/29/2121	Yes
5	WN-IA0007	3/27/2037	8/31/2037	Yes

Notes and Considerations: FTI agreed Property Interest Expiry to the respective easement and assignment agreement and/or related documentation. For Sample Selections with a perpetual Property Interest Term (Step #5), FTI agreed to “N/A”. FTI agreed Property Interest Expiry within +/- 1 day. For discrepancy #1 above, the Company stated that the agreed-upon supporting documentation was unavailable. As a result, this was noted as an exception for testing purposes. For discrepancies #2-5 above, the Company noted the differences related to data entry errors. As these discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

7.	Remaining Term (75 Selections Tested)

FTI identified five discrepancies during our testing of Remaining Term.

#	Site ID	Remaining Term per Data Tape	Remaining Term per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	53011	28.08	N/A	No
2	54009	45.36	45.38	Yes
3	82106	15.01	19.75	Yes
4	22-NJ0016	96.52	96.41	Yes
5	WN-IA0007	11.99	12.42	Yes

Notes and Considerations: FTI recalculated Remaining Term based on Property Interest Expiry (Step #6) and the Cut-Off Date on a 30/360 days basis. For Sample Selections with a perpetual Property Interest Term (Step #5), FTI agreed to 99 years. For Sample Selections with a Property Interest Expiry (Step #6) prior to the Cut-Off Date, FTI agreed to zero. FTI noted the discrepancies above were due to

May 21, 2025

the differences in Property Interest Expiry (Step #6). As a result, discrepancy #1 above was considered an exception for testing purposes. As discrepancies #2-5 were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

8.	Rent (75 Selections Tested)

FTI identified three discrepancies during our testing of Rent.

#	Site ID	Rent per Data Tape	Rent per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	21154	$4,254.77	$4,322.76	Yes
2	54004	$6,879.22	$6,890.87	Yes
3	WN-IA0007	$4,809.66	$4,859.08	Yes

Notes and Considerations: FTI agreed Rent to the Company’s internal records/systems. As a back-up source, FTI agreed Rent to Access documentation or for recently acquired sites, FTI agreed to closing documentation. FTI agreed Rent within a 0.1% variance. Per the Company, the discrepancies above were due to data entry errors. As these discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

9.	OpEx (75 Selections Tested)

FTI identified thirty-one discrepancies during our testing of OpEx.

Notes and Considerations: FTI agreed OpEx to the Company’s internal records/systems and documents with 3rd parties, related to: ground expenses, electricity, monitoring, property taxes, maintenance, tower removal bond and insurance. For Sample Selections with tax bills, FTI recalculated OpEx with the portion of the tax related to December 2024. For locations without property tax payments on record, FTI agreed the property tax portion of OpEx to Management provided estimates. FTI agreed OpEx within a 0.1% variance. Per the Company, the thirty-one discrepancies were due to data entry errors. As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

10.	Tower Cash Flow (75 Selections Tested)

FTI identified eight discrepancies during our testing of Tower Cash Flow.

Notes and Consideration: FTI recalculated Tower Cash Flow based on Rent (Step #8) minus Rent (Step #8) multiplied by a management fee of 4.5% minus OpEx (Step #9). FTI Agreed Tower Cash Flow within a 0.1% variance. FTI noted the eight discrepancies were due to differences noted in Rent (Step #8) and OpEx (Step #9). As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

11.	Fully Executed SNDA (if applicable) (75 Selections Tested)

FTI identified no errors during our testing of Fully Executed SNDA.

Notes and Consideration: Per the Company, this Data Tape Field was only applicable to mortgaged sites. If the Company’s internal records/systems indicated that the site had a mortgage and an SDNA was available, FTI agreed to “Yes”. If the Company’s internal records/systems indicated that the site had a

May 21, 2025

mortgage, but no SNDA was available, FTI agreed to “No”. If the Company’s internal records/systems indicated that the site did not have a mortgage, FTI agreed to “N/A”. If the Company’s internal records/systems indicated that the site had a mortgage, but that mortgage had subsequently been discharged, FTI confirmed mortgage discharge against provided mortgage discharge support and agreed to “N/A”.

Ground, Rooftop and Tower Lease Agreement Characteristics

1.	Lease ID (75 Selections Tested)

FTI identified one discrepancy during our testing of Lease ID.

#	Lease ID	Lease ID per Data Tape	Lease ID per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	24-NC0006-MD01	24-NC0006-MD01	24-NC0006-LM01	Yes

Notes and Consideration: FTI agreed Lease ID to the Company’s internal records/systems. Per the Company, the discrepancy above was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

2.	Payor (75 Selections Tested)

FTI identified no errors during our testing of Payor.

Notes and Consideration: FTI agreed Payor to the respective lease agreement; alternatively, FTI agreed Payor to the customer name in the provided rent supporting documentation from the Company’s internals records/systems.

3.	Original Lease Execution Date (75 Selections Tested)

FTI identified two discrepancies during our testing of Original Lease Execution Date.

#	Lease ID	Original Lease Execution Date per Data Tape	Original Lease Execution Date per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	24-NC0006-MD01	11/26/2006	11/26/1996	Yes
2	24-NJ0061-AT01	7/18/2024	4/28/2022	Yes

Notes and Consideration: FTI agreed Original Lease Execution Date to the respective lease agreement and/or related documentation. Per the Company, the discrepancies above were due to data entry errors. As the discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.

4.	Current Lease Term End Date (75 Selections Tested)

FTI identified nine discrepancies during our testing of Current Lease Term End Date.

May 21, 2025

#	Lease ID	Current Lease Term End Date per Data Tape	Current Lease Term End Date per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	22111-1	3/31/2028	6/30/2028	Yes
2	52011-2	7/31/2056	8/18/2056	Yes
3	21-NY0205-TM01	1/4/2029	1/14/2028	Yes
4	22-IL0010-CC01	10/23/2025	5/13/2028	Yes
5	23-IL0030-VZ01	1/31/2028	11/4/2028	Yes
6	24-GA0033-VZ01	4/30/2026	3/31/2034	Yes
7	24-NJ0050-AM01	8/31/2028	N/A	No
8	24-NJ0061-AT01	12/31/2029	4/28/2027	Yes
9	HY-CA0110-AT01	9/30/2026	10/26/2026	Yes

Notes and Consideration: FTI agreed Current Lease Term End Date to the respective lease agreement; alternatively, FTI agreed Current Lease Term End Date to the provided email confirmation from Verizon; T-Mobile, AT&T, etc. FTI agreed Current Lease Term End Date within +/- 1day. For discrepancy #7 above, the Company stated that the agreed-upon supporting documentation was unavailable. As a result, this was noted as an exception for testing purposes. Per the Company, the remaining discrepancies were due to data entry errors. As these discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

5.	Lease Renewal Term (75 Selections Tested)

FTI identified one discrepancy during our testing of Lease Renewal Term.

#	Lease ID	Lease Renewal Term per Data Tape	Lease Renewal Term per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	23-NY0142-VZ01	5.00	N/A	Yes

Notes and Consideration: FTI agreed Lease Renewal Term to the respective lease agreement and/or related documentation. Per the Company, the discrepancy above was due to a data entry error. As the discrepancy was corrected in the Final Data Tape, no exceptions were noted for testing purposes.

6.	Final Lease End Date with all Renewals (75 Selections Tested)

FTI identified eleven discrepancies during our testing of Final Lease End Date with all Renewals.

#	Lease ID	Final Lease End Date with all Renewals per Data Tape	Final Lease End Date with all Renewals per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	22111-1	3/31/2043	6/30/2043	Yes
2	24060-1	1/8/2030	1/8/2026	Yes
3	52011-2	7/31/2086	8/18/2086	Yes
4	21-NY0205-TM01	1/4/2034	1/14/2033	Yes
5	22-IL0010-CC01	10/23/2030	5/13/2048	Yes
6	23-IL0030-VZ01	1/31/2048	5/31/2048	Yes
7	24-GA0033-VZ01	4/30/2036	3/31/2044	Yes
8	24-NC0006-MD01	2/28/2050	2/9/2050	Yes
9	24-NJ0050-AM01	8/31/2033	N/A	No

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#	Lease ID	Final Lease End Date with all Renewals per Data Tape	Final Lease End Date with all Renewals per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
10	24-NJ0061-AT01	12/31/2049	4/28/2037	Yes
11	HY-CA0110-AT01	9/30/2031	10/26/2031	Yes

Notes and Consideration: FTI agreed Final Lease End Date with all Renewals to the respective lease agreement; alternatively, FTI agreed Final Lease End Date with all Renewals to the provided email confirmation from Verizon; T-Mobile, AT&T, etc. FTI agreed Final Lease End Date with all Renewals within +/- 1-day. For discrepancy #9 above, the Company stated that the agreed-upon supporting documentation was unavailable. As a result, this was noted as an exception for testing purposes.. Per the Company, the remaining discrepancies were due to data entry errors. As these discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

7.	Current Remaining Term (75 Selections Tested)

FTI identified nine discrepancies during our testing of Current Remaining Term.

#	Lease ID	Current Remaining Term per Data Tape	Current Remaining Term per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	22111-1	3.00	3.25	Yes
2	52011-2	31.33	31.38	Yes
3	21-NY0205-TM01	3.76	2.79	Yes
4	22-IL0010-CC01	0.56	3.12	Yes
5	23-IL0030-VZ01	2.83	3.59	Yes
6	24-GA0033-VZ01	1.08	9.00	Yes
7	24-NJ0050-AM01	3.42	N/A	No
8	24-NJ0061-AT01	4.75	2.08	Yes
9	HY-CA0110-AT01	1.50	1.57	Yes

Notes and Consideration: FTI recalculated Current Remaining Term based on Current Lease Term End Date (Step #4) and the Cut-Off Date on a 30/360 days basis. For instances where the Current Lease Term End Date was prior to the Cut-Off Date, FTI agreed Current Remaining Term to zero. FTI noted the discrepancies above were due to the differences in Current Lease Term End Date (Step #4). As a result, discrepancy #7 was considered an exception for testing purposes. As the remaining discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

8.	Final Remaining Term with all Renewals (75 Selections Tested)

FTI identified eleven discrepancies during our testing of Final Remaining Term with all Renewals.

#	Lease ID #	Final Remaining Term with all Renewals per Data Tape	Final Remaining Term with all Renewals per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	22111-1	18.00	18.25	Yes
2	24060-1	4.77	0.77	Yes
3	52011-2	61.33	61.38	Yes
4	21-NY0205-TM01	8.76	7.79	Yes
5	22-IL0010-CC01	5.56	23.12	Yes

May 21, 2025

#	Lease ID #	Final Remaining Term with all Renewals per Data Tape	Final Remaining Term with all Renewals per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
6	23-IL0030-VZ01	22.83	23.17	Yes
7	24-GA0033-VZ01	11.08	19.00	Yes
8	24-NC0006-MD01	24.91	24.86	Yes
9	24-NJ0050-AM01	8.42	N/A	No
10	24-NJ0061-AT01	24.75	12.08	Yes
11	HY-CA0110-AT01	6.50	6.57	Yes

Notes and Consideration: FTI recalculated Final Remaining Term with all Renewals based on Final Lease End Date with all Renewals (Step #6) and the Cut-Off Date on a 30/360 days basis. For instances where the Final Lease End Date with all Renewals (Step #6) was prior to the Cut-Off Date, FTI agreed Final Remaining Term with all Renewals to zero. FTI noted the discrepancies above were due to the differences in Final Lease End Date with all Renewals (Step #6). As a result, discrepancy #9 was considered an exception for testing purposes. As the remaining discrepancies were corrected in the Final Data Tape, no further exceptions were noted.

9.	Escalator w/CPI (50 Selections Tested)

FTI identified three discrepancies during our testing of Escalator w/CPI.

#	Lease ID #	Escalator w/CPI per Data Tape	Escalator w/CPI per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	52009-1	0.00%	2.57%	Yes
2	52011-2	0.00%	4.00%	No
3	55013-2	0.00%	2.57%	Yes

Notes and Consideration: FTI agreed Escalator w/CPI to the respective lease agreement and/or related documentation. If Escalator w/CPI was “CPI”, FTI agreed to 2.57%. For discrepancy #2 above, the Company stated that the agreed-upon supporting documentation was unavailable. As a result, this was noted as an exception for testing purposes. The Company noted the remaining discrepancies were related to data entry errors. As these discrepancies were corrected in the Final Data Tape, no further exceptions were noted for testing purposes.

10.	Annualized Run Rate Revenue (75 Selections Tested)

FTI identified three discrepancies during our testing of Annualized Run Rate Revenue.

#	Lease ID #	Annualized Run Rate Revenue per Data Tape	Annualized Run Rate Revenue per Supporting Documentation	Corrected per Final Data Tape (Yes or No)
1	21154-1	$46,257.27	$47,073.16	Yes
2	54004-1	$52,772.29	$52,880.29	Yes
3	WN-IA0007-TM01	$29,700.00	$29,220.00	Yes

Notes and Consideration: FTI recalculated Annualized Run Rate Revenue using rent support from the Company’s internal records/systems multiplied by 12. As a back-up source, FTI agreed Annualized Run Rate Revenue to Access documentation or for recently acquired sites, FTI agreed Annualized Run Rate

May 21, 2025

Revenue to closing documentation. FTI agreed Annualized Run Rate Revenue to within a 0.1% variance. Per the Company, the discrepancies above were due to data entry errors. As these discrepancies were corrected in the Final Data Tape, no exceptions were noted for testing purposes.